INVENTORIES - Schedule of inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INVENTORIES
Finished goods	¥ 309,239		¥ 422,627
Raw materials	193,052		153,724
Inventories	¥ 502,291	$ 72,825	¥ 576,351